Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2025
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Energy purchases	(1,833,017)	(2,029,524)	(2,125,564)
Fuel consumption	(376,602)	(354,616)	(638,512)
Gas	(372,069)	(348,647)	(618,508)
Oil	(4,533)	(5,969)	(20,004)
Energy transmission cost	(280,917)	(377,457)	(382,888)
Gas sales costs	(189,137)	(186,643)	(289,783)
Other variable supplies and services	(100,707)	(130,542)	(129,809)
Total raw materials and consumables used	(2,780,380)	(3,078,782)	(3,566,556)